Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Held to maturity investments	$ 51,340	$ 32,535
Fair value
Disclosure of fair value measurement of assets [line items]
Held to maturity investments	$ 51,340